Stock Incentive Plans - Schedule of Stock-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total share-based compensation cost	$ 93	$ 75	$ 46
Related income tax benefit	21	25	17
Total intrinsic value of options exercised	136	73	46
Tax benefits from exercised stock options and awards	$ 84	$ 34	$ 62